Mezzanine Equity	12 Months Ended
Dec. 31, 2025
Temporary Equity Disclosure [Abstract]
Mezzanine Equity
16.	MEZZANINE EQUITY
To develop its cold chain logistics business, the Company established Smart Cold Chain Freight Limited (“Smart Cold Chain”) in Cayman Islands. Manyun Cold Chain, a former subsidiary of the Group’s VIE, becomes a consolidated VIE of Smart Cold Chain through a reorganization under common control whereby the beneficial owners’ interests in Manyun Cold Chain were exchanged into the convertible redeemable preferred shares of Smart Cold Chain at the same percentage in May 2022.
In 2023, Smart Cold Chain issued 7,259,939 convertible redeemable preferred shares to certain investors for the total consideration received amounted to USD16 million, equivalent to RMB112 million. Concurrently, three other investors agreed and were obliged to subscribe fixed numbers of convertible redeemable preferred shares once they complete the necessary registration for outbound investment. As of December 31, 2023, Smart Cold Chain received RMB90 million prepayment from such investors which was recorded in accrued expenses and other current liabilities.
In 2024, Smart Cold Chain issued 7,259,939 convertible redeemable preferred shares to certain investors at the same issuance price per share as in 2023. The total consideration received was USD15 million, equivalent to RMB109 million, including RMB90 million prepayment received last year. Concurrently, two other investors agreed and were obliged to subscribe fixed numbers of convertible redeemable preferred shares once they complete the necessary registration for outbound investment. As of December 31, 2024, Smart Cold Chain received RMB100 million prepayment from such investors which was recorded in accrued expenses and other current liabilities.
In 2025, Smart Cold Chain issued 5,557,608 convertible redeemable preferred shares to certain investors at the same issuance price per share as in 2024. The total consideration received was USD15 million, equivalent to RMB106 million, including RMB100 million prepayment received last year. Concurrently, Smart Cold Chain issued 6,495,252 convertible redeemable preferred shares to certain investors for the total consideration received amounted to USD17 million, equivalent to approximately
RMB121
million. For one of these investors, the payment due date for RMB
20
million of the total consideration was extended. This receivable is recorded in a contra mezzanine equity account as “subscription receivable.” Concurrently, one other investor committed to subscribe fixed numbers of convertible redeemable preferred shares upon completing the necessary outbound investment registration procedure. As of December 31, 2025, Smart Cold Chain received RMB
20
million prepayment from such investors which has been recorded in accrued expenses and other current liabilities.
The Company uses interest method to accrete the carrying value of the redeemable non-controlling
interests to their maximum redemption price as if redemption were to occur at the end of the reporting period. The process of adjusting redeemable non-controlling
interests to its redemption value (the “Mezzanine Adjustment”) should be performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810. The carrying amount of redeemable non-controlling
interests will equal the higher of the amount resulting from application of ASC 810 or the amount resulting from the Mezzanine Adjustment. The change in the carrying amount of redeemable non-controlling
interests is recorded as measurement adjustment attributable to redeemable non-controlling
interests in the consolidated statement of operations and comprehensive income. For the years ended December 31, 2023, 2024 and 2025, measurement adjustment attributable to redeemable non-controlling
interests at the amount of RMB15,457, RMB57,136 and RMB78,361 were recognized respectively.